                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [X]; Amendment No. 1
         This Amendment (check one only):   [X] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Waddell & Reed Financial, Inc.
Address:    6300 Lamar Avenue
            Overland Park, KS  66202

Form 13F File Number:  28-7592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:             Daniel C. Schulte
Title:            Secretary
Phone:            (913) 236-2012

Signature, Place and Date of Signing:

/s/  Daniel C. Schulte         Overland Park, KS                  5/17/00

The securities reported on herein are beneficially owned by one or more open-end investment companies or other managed accounts which are advised by Waddell & Reed Investment Management Company ("WRIMCO") or sub-advised by WRIMCO for Waddell & Reed Asset Managment Company, a non-affiliated company or by managed accounts advised by Austin, Calvert & Flavin, Inc. ("ACF"), an investment advisor and wholly owned subsidiary of WRIMCO. WRIMCO is an investment advisory subsidiary of Waddell & Reed, Inc. ("WRI"). WRI is a broker-dealer and underwriting subsidiary of Waddell & Reed Financial Services, Inc., a parent holding company ("WRFSI"). WRFSI is a subsidiary of Waddell & Reed Financial, Inc., a publicly traded company ("WDR"). WDR, WRFSI and WRI are deemed to have "investment discretion" over the securities due to their control relationship with WRIMCO and ACF pursuant to Rule 13f-1(b) of the 1934 Securities Exchange Act, as amended.

Report Type (check only one):

[X] 13F HOLDINGS. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          5
Form 13F Information Table Entry Total      40
Form 13F Information Table Value Total      $1,762,401 ($ thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      Form 13F File Number      Name
1        28-7594                   Waddell & Reed Financial Services, Inc.

2        28-375                    Waddell & Reed, Inc.

3        28-4466                   Waddell & Reed Investment Management Company

4        28-371                    Waddell & Reed Asset Management Company

5        28-3226                   Austin, Calvert & Flavin, Inc.

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

                         3/31/00
             ITEM 1                    ITEM 2          ITEM 3        ITEM 4          ITEM 5

                                                                     FAIR     SHARES/
                                      TITLE OF        CUSIP         MARKET   PRINCIPAL
         NAME OF ISSUE                 CLASS         NUMBER         VALUE      AMOUNT      SH/PRN

NAVIGANT CONSULTING INC                 COM         63935N107          626      56,900       SH
NEON SYS INC                            COM         640509105        4,421     135,000       SH
NEON SYS INC                            COM         640509105        9,769     298,300       SH
NET GENESIS CORP                        COM         64107E107        1,296      30,000       SH
NETCENTIVES INC                         COM         64108P101        3,019     100,000       SH
NETCENTIVES INC                         COM         64108P101            0           9       SH
NETOPIA INC                             COM         64114K104       46,600     647,500       SH
NETIQ CORP                              COM         64115P102        7,582     113,000       SH
NETIQ CORP                              COM         64115P102            1           9       SH
NEW FRONTIER MEDIA INC                  COM         644398109           82       7,000       SH
NEW YORK TIMES CO                       CL A        650111107       16,171     376,625       SH
NEWMONT MINING CORP                     COM         651639106        2,257     100,600       SH
NEWS CORP LTD                         ADR NEW       652487703        6,188     110,000       SH
NEWS CORP LTD                         ADR NEW       652487703            7         130       SH
NEXTEL COMMUNICATIONS INC               CL A        65332V103      206,098   1,390,500       SH
NEXTEL COMMUNICATIONS INC               CL A        65332V103        7,470      50,400       SH
NEXTEL PARTNERS INC                     CL A        65333F107          289      10,000       SH
NEXT LEVEL COMM INC                     COM         65333U104        7,630      70,000       SH
NIKE INC                                CL B        654106103          831      20,960       SH
NIPPON TELEG & TEL CORP            SPONSORED ADR    654624105       23,644     300,000       SH
NOBLE AFFILIATES INC                    COM         654894104       22,148     675,000       SH
NOBLE AFFILIATES INC                    COM         654894104       13,253     403,900       SH
NOKIA CORP                         SPONSORED ADR    654902204      271,780   1,251,000       SH
NOKIA CORP                         SPONSORED ADR    654902204       15,816      72,800       SH
NOKIA CORP                         SPONSORED ADR    654902204      380,717   1,752,436       SH
NORTHROP GRUMMAN CORP                   COM         666807102        9,472     178,925       SH
NOVA CORP GA                            COM         669784100       17,475     600,000       SH
NOVA CORP GA                            COM         669784100           55       1,900       SH
NSTAR                                   COM         67019E107          310       7,383       SH
NSTAR                                   COM         67019E107          115       2,730       SH
ODS NETWORKS INC                        COM         67082N109          840      35,000       SH
OTG SOFTWARE INC                        COM         671059103        2,014      50,000       SH
OFFICIAL PMTS CORP                      COM         676235104       12,563     300,000       SH
OFFICIAL PMTS CORP                      COM         676235104          946      22,600       SH
ORACLE CORP                             COM         68389X105      455,532   5,842,500       SH
ORACLE CORP                             COM         68389X105       35,382     453,800       SH
ORACLE CORP                             COM         68389X105      117,492   1,506,910       SH
O REILLY AUTOMOTIVE INC                 COM         686091109       21,394   1,488,300       SH
O REILLY AUTOMOTIVE INC                 COM         686091109       10,678     742,800       SH


                         3/31/00
             ITEM 1                          ITEM 6        ITEM 7                              ITEM 8

                                                          MANAGERS                        VOTING AUTHORITY
                                   PUT/    INVESTMENT       SEE                               (SHARES)
         NAME OF ISSUE             CALL    DISCRETION     INSTR V           (A) SOLE         (B) SHARED        (C) NONE

NAVIGANT CONSULTING INC                     DEFINED       1,2,3,4            56,900
NEON SYS INC                                DEFINED        1,2,3            135,000
NEON SYS INC                                DEFINED       1,2,3,4           298,300
NET GENESIS CORP                            DEFINED        1,2,3             30,000
NETCENTIVES INC                             DEFINED        1,2,3            100,000
NETCENTIVES INC                             DEFINED       1,2,3,5                 9
NETOPIA INC                                 DEFINED        1,2,3            647,500
NETIQ CORP                                  DEFINED        1,2,3            113,000
NETIQ CORP                                  DEFINED       1,2,3,5                 9
NEW FRONTIER MEDIA INC                      DEFINED       1,2,3,4             7,000
NEW YORK TIMES CO                           DEFINED       1,2,3,5           376,625
NEWMONT MINING CORP                         DEFINED        1,2,3            100,600
NEWS CORP LTD                               DEFINED        1,2,3            110,000
NEWS CORP LTD                               DEFINED       1,2,3,5               130
NEXTEL COMMUNICATIONS INC                   DEFINED        1,2,3          1,390,500
NEXTEL COMMUNICATIONS INC                   DEFINED       1,2,3,4            50,400
NEXTEL PARTNERS INC                         DEFINED        1,2,3             10,000
NEXT LEVEL COMM INC                         DEFINED        1,2,3             70,000
NIKE INC                                    DEFINED       1,2,3,5            20,960
NIPPON TELEG & TEL CORP                     DEFINED        1,2,3            300,000
NOBLE AFFILIATES INC                        DEFINED        1,2,3            675,000
NOBLE AFFILIATES INC                        DEFINED       1,2,3,4           403,900
NOKIA CORP                                  DEFINED        1,2,3          1,251,000
NOKIA CORP                                  DEFINED       1,2,3,4            72,800
NOKIA CORP                                  DEFINED       1,2,3,5         1,752,436
NORTHROP GRUMMAN CORP                       DEFINED       1,2,3,5           178,925
NOVA CORP GA                                DEFINED        1,2,3            600,000
NOVA CORP GA                                DEFINED       1,2,3,4             1,900
NSTAR                                       DEFINED       1,2,3,4             7,383
NSTAR                                       DEFINED       1,2,3,5             2,730
ODS NETWORKS INC                            DEFINED       1,2,3,5            35,000
OTG SOFTWARE INC                            DEFINED        1,2,3             50,000
OFFICIAL PMTS CORP                          DEFINED        1,2,3            300,000
OFFICIAL PMTS CORP                          DEFINED       1,2,3,4            22,600
ORACLE CORP                                 DEFINED        1,2,3          5,842,500
ORACLE CORP                                 DEFINED       1,2,3,4           453,800
ORACLE CORP                                 DEFINED       1,2,3,5         1,506,910
O REILLY AUTOMOTIVE INC                     DEFINED        1,2,3          1,488,300
O REILLY AUTOMOTIVE INC                     DEFINED       1,2,3,4           742,800


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
                         3/31/00
             ITEM 1                    ITEM 2          ITEM 3            ITEM 4                    ITEM 5

                                                                          FAIR              SHARES/
                                      TITLE OF          CUSIP            MARKET            PRINCIPAL
         NAME OF ISSUE                 CLASS           NUMBER            VALUE              AMOUNT         SH/PRN

OXFORD HEALTH PLANS INC                 COM          691471106            30,438          2,000,000          SH
                                                                      -----------       -------------
                                                                       1,762,401          21,204,917
                                                                      ===========       =============

                         3/31/00
             ITEM 1                             ITEM 6        ITEM 7                              ITEM 8

                                                             MANAGERS                        VOTING AUTHORITY
                                      PUT/    INVESTMENT       SEE                               (SHARES)
         NAME OF ISSUE                CALL    DISCRETION     INSTR V           (A) SOLE         (B) SHARED       (C) NONE

OXFORD HEALTH PLANS INC                        DEFINED        1,2,3           2,000,000










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